Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Common Share [Abstract]
EARNINGS (LOSS) PER COMMON SHARE

NOTE 23 – EARNINGS (LOSS) PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and unvested share-based payment awards according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	2013		2012	2011
Basic
Net loss	$(918)		$(3,766)	$(5,425)
Less: Preferred dividends and accretion of discount on
preferred stock	-		4,632	(425)
Less: Net loss allocated to unvested share-based
payment awards	-		-	34
Net earnings (loss) allocated to common stockholders	$(918)		$866	$(5,816)

Weighted average common shares outstanding
including unvested share-based payment awards	15,823,834		6,317,032	825,376
Less: Unvested share-based payment awards	(210)		(2,331)	(4,801)
Average shares	15,823,624		6,314,701	820,575
Basic earnings ( loss) per common share	$($0.06)	$	$ 0.14	$($7.09)

Diluted
Net earnings (loss) allocated to common stockholders	$(918)		$866	$(5,816)
Weighted average common shares outstanding for basic
earnings (loss) per common share	15,823,624		6,314,701	820,575
Add: Dilutive effects of assumed exercises of stock	-		948	-
options
Add: Dilutive effects of assumed exercises of stock warrant	-		-	-
Average shares and dilutive potential common shares	15,823,624		6,315,649	820,575
Diluted earnings (loss) per common share	$($0.06)	$	$ 0.14	$($7.09)

The following potential average common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share because the Company had a loss from continuing operations.

	2013	2012	2011
Stock options	639,686	40,502	43,296
Stock warrants	-	49,474	67,314